Annual Total Returns[BarChart] - Invesco Global Real Estate Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.65%	18.02%	(0.13%)	14.29%	(1.38%)	4.96%	8.77%	(4.33%)	18.67%	(5.09%)